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                    STAG ACCUMULATOR VARIABLE UNIVERSAL LIFE
                              SEPARATE ACCOUNT VL I
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-93319

                          SUPPLEMENT DATED JUNE 2, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

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                SUPPLEMENT DATED JUNE 2, 2003 TO YOUR PROSPECTUS

Effective at the close of the New York Stock Exchange on July 31, 2003, the following Sub-Accounts are closed to new and subsequent premium payments and transfers of Account Value:

-    Fidelity VIP Asset Manager(SM) Portfolio Sub-Account
-    Fidelity VIP Overseas Porfolio Sub-Account
-    Hartford Global Advisers Fund Sub-Account
-    Hartford Global Leaders Fund Sub-Account
-    Hartford Global Technology Fund Sub-Account
-    Putnam VT Diversified Income Fund Sub-Account
-    Putnam VT Global Asset Allocation Fund Sub-Account
-    Putnam VT Health Sciences Fund Sub-Account
-    Putnam VT International Growth and Income Fund Sub-Account
-    Putnam VT International New Opportunities Fund Sub-Account
-    Putnam VT Investors Fund Sub-Account
-    Putnam VT Money Market Fund Sub-Account
-    Putnam VT New Value Fund Sub-Account
-    Putnam VT OTC & Emerging Growth Fund Sub-Account
-    Putnam VT The George Putnam Fund of Boston Sub-Account
-    Putnam VT Utilities Growth and Income Fund Sub-Account
-    Putnam VT Vista Fund Sub-Account

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4025